Stockholders' Equity	9 Months Ended	12 Months Ended
	Apr. 30, 2014	Jul. 31, 2013
Equity [Abstract]
Stockholders' Equity

11.Stockholders’ Equity

Private Placements

In August 2013, we completed a private placement pursuant to which we sold 5,500,000 shares of our common stock. The shares were sold at a per share purchase price of $0.20, resulting in approximately $1,100,000 in aggregate gross proceeds to the Company. After deducting fees of $43,000, the net proceeds to us were $1,057,000. The shares of common stock issued under the private placements were offered and sold without registration under the Securities Act of 1933, or state securities laws, in reliance on the exemptions provided by Section 4(a)(2) of the Securities Act and Regulation D promulgated thereunder and in reliance on similar exemptions under applicable state laws, based on the lack of any general solicitation or advertising in connection with the sale of the securities; the representation of each investor to the Company that it is an accredited investor (as that term is defined in Rule 501 of Regulation D) and that it was purchasing the securities for its own account and without a view to distribute them. The securities may not be offered or sold in the United States without an effective registration statement or pursuant to an exemption from applicable registration requirements.

On October 14 and October 16, 2013, we completed private placements pursuant to which we sold 2,441,270 shares of our common stock. The shares were sold at a per share purchase price of $0.75 per share, resulting in approximately $1,831,000 in aggregate gross proceeds to the Company. After deducting fees of $49,000, the net proceeds to us were $1,782,000.  In addition, between October 17, 2013 and October 31, 2013, we sold 442,667 shares of our common stock in private placements.  The shares were sold at a per share purchase price of $0.75 per share, resulting in approximately $332,000 in aggregate gross proceeds to the Company.  After deducting fees of $8,000, the net proceeds to us were $324,000. The shares of common stock issued under the private placements were offered and sold without registration under the Securities Act, or state securities laws, in reliance on the exemptions provided by Section 4(a)(2) of the Securities Act and Regulation D promulgated thereunder and in reliance on similar exemptions under applicable state laws, based on the lack of any general solicitation or advertising in connection with the sale of the securities; the representation of each investor to the Company that it is an accredited investor (as that term is defined in Rule 501 of Regulation D) and that it was purchasing the securities for its own account and without a view to distribute them. The securities may not be offered or sold in the United States without an effective registration statement or pursuant to an exemption from applicable registration requirements. During December 2013, we amended the subscription agreements for investor who participated in the $0.75 private placements.  As a result, the per share purchase price of $0.75 was reduced to $0.70 per share, resulting in the issuance of an additional 218,938 shares of unregistered common stock.  We recorded $285,000 of expense associated with the price adjustment in the other share-based expenses section of the consolidated statement of operations. After the purchase price adjustment to $0.70 per share, the total shares issued under the October private placements was 3,102,875, for aggregate net proceeds of $2,106,000.

During the three months ended January 31, 2014, we completed private placements pursuant to which we sold 1,611,817 shares of our common stock, resulting in approximately $1,514,000 in aggregate gross proceeds to the Company. After deducting fees of $13,000, the net proceeds to us were $1,501,000. The shares of common stock issued under the private placements were offered and sold without registration under the Securities Act, or state securities laws, in reliance on the exemptions provided by Section 4(a)(2) of the Securities Act and Regulation D promulgated thereunder and in reliance on similar exemptions under applicable state laws, based on the lack of any general solicitation or advertising in connection with the sale of the securities; the representation of each investor to the Company that it is an accredited investor (as that term is defined in Rule 501 of Regulation D) and that it was purchasing the securities for its own account and without a view to distribute them. The securities may not be offered or sold in the United States without an effective registration statement or pursuant to an exemption from applicable registration requirements.

During the three months ended April 30, 2014, we completed private placements pursuant to which we sold 1,575,000 shares of our common stock, resulting in approximately $1,545,000 in aggregate gross proceeds to the Company. After deducting fees of $47,000, the net proceeds to us were $1,498,000. The shares of common stock issued under the private placements were offered and sold without registration under the Securities Act, or state securities laws, in reliance on the exemptions provided by Section 4(a)(2) of the Securities Act and Regulation D promulgated thereunder and in reliance on similar exemptions under applicable state laws, based on the lack of any general solicitation or advertising in connection with the sale of the securities; the representation of each investor to the Company that it is an accredited investor (as that term is defined in Rule 501 of Regulation D) and that it was purchasing the securities for its own account and without a view to distribute them. The securities may not be offered or sold in the United States without an effective registration statement or pursuant to an exemption from applicable registration requirements. We have used, and intend to continue to use, the remaining proceeds from the offering for working capital and general corporate purposes.

Corporate Governance Restructuring Activity

The following transactions occurred on August 13, 2013:

•

We entered into a two-year service agreement with Pillar Marketing Group, Inc. for general advisory services with respect to corporate finance and capital raising activities, merger and acquisition transactions, and other related endeavors.  Per the agreement with Pillar we issued 250,000 shares of unregistered common stock, with a value of $175,000. The value was capitalized to prepaid expense and is being amortized over the term of the agreement. During the three and nine months ended April 30, 2014, we recognized $21,000 and $62,000, respectively, of expense related to these services. We also issued 300,000 shares of registered common stock to the principal of Pillar for certain corporate reorganization services, valued at $210,000.  Pillar also received a onetime payment of $150,000 for certain corporate reorganization activities previously provided. The fair value of the stock issued and the onetime payment was expensed to restructuring costs.

•

We issued 300,000 shares of unregistered common stock to Bibicoff & McInnis for investor relations services related to restructuring activities, valued at $210,000.  On issuance, the $210,000 was expensed to restructuring costs.

•

We issued 250,000 shares of unregistered common stock, with a value of $175,000, for corporate finance and restructuring activities to Wulff Services, Inc.  Wulff Services, Inc. is primarily owned by our current Chief Financial Officer / Chief Operation Officer, Peter C. Wulff. In addition, Wulff Services, Inc. received a onetime payment of $75,000 related to the corporate finance and restructuring efforts. The fair value of the stock issued and the onetime payment was expensed to restructuring costs.

•

We issued 300,000 shares of common stock, with a value of $210,000, to Donna Singer, per Ms. Singer’s separation agreement, pursuant to an exemption from registration provided by Section 4(a)(2) of the Securities Act.  Ms. Singer was the Company’s Executive Vice President and served as a member of the Board.  Additionally, as part of this issuance, we granted certain registration rights with respect to the shares issued to Ms. Singer. On issuance, the $210,000 was expensed to restructuring costs.

•

We issued 850,000 shares of common stock, with a value of $595,000, to Michael L. Krall, per Mr. Krall’s separation agreement, pursuant to an exemption from registration provided by Section 4(a)(2) of the Securities Act.  Mr. Krall was the Company’s Chief Executive Officer and served as a member of the Board.  Additionally, as part of this issuance, we granted certain registration rights with respect to the shares issued to Mr. Krall. On issuance, the $595,000 was expensed restructuring costs.

Warrants

During the three months ended April 30, 2014, we issued 100,000 warrants in exchange for investor relations services, valued at $121,000 (based on the Black-Scholes Option Pricing Model, assuming no dividend yield, volatility of 154.07% and a risk free interest rate of 0.79%). The warrants vest immediately and were expensed on issuance.  The warrants were classified as equity instruments because they do not contain any anti-dilution provisions.

During the nine months ended April 30, 2014, we received $163,000 from the exercise of a warrant to purchase 250,000 shares of our common stock.

In addition, during the nine months ended April 30, 2014, there were net exercises on an aggregate of 122,711 warrants, which resulted in the issuance of 100,662 shares of our common stock.  As these warrants were net exercised, as permitted under the respective warrant agreements, we did not receive any cash proceeds.

Other Activity

During the nine months ended April 30, 2014, we paid approximately $159,000, and issued 415,643 shares of unregistered common stock, to Gary Cohee and/or his affiliates for investor relations and financial advisor services, valued at $376,000, pursuant to the terms of the director service agreement with Mr. Cohee. The amounts paid and the fair value of the stock issued were offset to additional paid-in capital. Mr. Cohee is a member of our Board.

During the nine months ended April 30, 2014, we issued 1,145,000 shares of common stock to employees for restricted stock units that vested, based on performance and service conditions (See Note 12), and issued 15,000 shares of unregistered common stock to a former employee, valued at $20,000 (See Note 6).

During March 2014, we entered into a Settlement Agreement with a former director. Under the terms of the settlement agreement we issued 20,000 shares of common stock, valued at $25,000 for services previously provided.

On September 17, 2012, we closed an underwritten public offering of an aggregate of 4,341,615 shares of our common stock, including shares issued pursuant to the exercise of the underwriter’s overallotment option, at a price to the public of $1.10 per share.  The gross proceeds from the offering were approximately $4,776,000 and, after deducting $549,000 for transaction costs, including discounts, commissions, and other offering expenses, such as legal and accounting fees, the net proceeds to us from the offering were approximately $4,227,000.  We used $1,333,000 of the net proceeds from the offering to pay the full amount of the indebtedness we incurred in connection with the Bridge Loan, described in further detail under Note 9 above.

On March 1, 2013, we entered into a one-year service agreement for investor relations services. We issued 250,000 shares of our common stock, with a value of $160,000, for these services. The value was capitalized to prepaid expenses and was being amortized over the term of the agreement, however, the agreement has since been terminated and, as such, the entire amount was recognized as expense during the three months ended April 30, 2013. As part of this agreement, the Company granted certain registration rights, under which the Company agreed to file a registration statement covering the resale of the shares of common stock issued in accordance with this agreement.

On April 17 and April 24, 2013, we completed the initial and second closings of a private placement pursuant to which we sold an aggregate of 1,000,000 shares of our common stock and warrants to purchase an aggregate of 500,000 shares of our common stock. The shares were sold at a per share purchase price of $0.40, resulting in approximately $400,000 in aggregate proceeds to us. The warrants have a term of three years from the initial exercise date, become exercisable six months after the date of issuance, and have an exercise price of $0.65 per share. We determined that the warrants issued in connection with this private placement were equity instruments and did not represent derivative instruments. For the warrants issued in connection with the initial closing on April 17th, a fair value of $119,000 was estimated for the warrants using the Black-Sholes valuation method using a volatility of 140.63%, an interest rate of 0.44% and a dividend yield of zero. For the warrants issued in connection with the second closing on April 24th, a fair value of $100,000 was estimated for the warrants using the Black-Sholes valuation method using a volatility of 140.75%, an interest rate of 0.43% and a dividend yield of zero. As part of this financing, the Company granted certain registration rights, under which the Company agreed to file a registration statement covering the resale of the shares of common stock sold in this financing, as well as those shares issuable upon exercise of the warrant. In the event that we have not filed to register for resale the shares and warrant shares issued as part of the April 24, 2013 private placement, within 45 days of the closing date, the Company will issue 100 warrant shares for each day that such filing is not completed, not to exceed 18,000 warrant shares. The shares of common stock issued in the private placement and the warrant issued in the private placement were offered and sold without registration under the Securities Act of 1933, as amended (the “Securities Act”), or state securities laws, in reliance on the exemptions provided by Section 4(2) of the Securities Act and Regulation D promulgated thereunder and in reliance on similar exemptions under applicable state laws, based on the lack of any general solicitation or advertising in connection with the sale of the securities; the representation of each investor to the Company that it is an accredited investor (as that term is defined in Rule 501 of Regulation D) and that it is purchasing the securities for its own account and without a view to distribute them. The securities may not be offered or sold in the United States without an effective registration statement or pursuant to an exemption from applicable registration requirements. As of April 30, 2014, the shares and warrant shares, issued in connection with the April 24, 2013 private placement, have not been registered for resale.  As a result, the private placement participant received the entire 18,000 warrant shares as of April 30, 2014.  The expense associated with the warrants was $23,000 and is included in the other share-based expenses section of the consolidated statement of operations.

9. Stockholders’ Equity

Reverse Stock Split

On August 13, 2012, we filed a Certificate of Amendment to our Certificate of Incorporation with the Secretary of State of the State of Delaware to effect a reverse stock split of our issued and outstanding common stock, $0.01 par value per share, at a ratio of one-for-eight. The reverse stock split was approved by stockholders holding a majority of our outstanding voting power at our annual meeting of stockholders held on July 31, 2012. The reverse stock split became effective as of the close of trading on August 14, 2012 and commenced trading on a post-reverse split basis as of the opening of trading on August 15, 2012, with each eight (8) issued and outstanding shares of our common stock automatically combined and converted into one (1) issued and outstanding share of our common stock. The reverse stock split affected all issued and outstanding shares of our common stock, as well as common stock underlying stock options, warrants, and convertible notes outstanding immediately prior to the effectiveness of the reverse stock split, but did not affect the number of authorized shares of our common stock. As a result of the reverse stock split, the number of outstanding shares of our common stock was reduced from approximately 57.8 million immediately prior to the effectiveness of the reverse stock split to approximately 7.2 million immediately thereafter.

Preferred Stock

As of July 31, 2013, the Company’s Board of Directors is authorized to issue 5,000,000 shares of preferred stock with a par value of $0.01 per share, in one or more series. As of July 31, 2013 and 2012, there were no shares of preferred stock issued and outstanding.

Common Stock

As of July 31, 2013, 100,000,000 shares of common stock with a par value of $0.01 per share are authorized for issuance.

The following common stock transactions occurred during the year ended July 31, 2013:

On September 17, 2012, we closed an underwritten public offering of an aggregate of 4,341,615 shares of our common stock, including shares issued pursuant to the exercise of the underwriter’s overallotment option, at a price to the public of $1.10 per share and issued warrants to the underwriter to purchase an aggregate of 113,250 shares of our common stock. The offering was made pursuant to our registration statement on Form S-3 (Registration No. 333-182475), which became effective on July 31, 2012, and a preliminary and final prospectus supplement filed with the SEC on September 4, 2012 and September 13, 2012, respectively. The shares were sold pursuant to an underwriting agreement between us and Aegis Capital Corp., which is filed as an exhibit to our Current Report on Form 8-K filed with the SEC on September 13, 2012. The gross proceeds from the offering were approximately $4,776,000 and, after deducting $549,000 for transaction costs, including discounts, commissions, and other offering expenses, such as legal and accounting fees, the net proceeds to us from the offering were approximately $4,227,000. We used $1,333,000 of the net proceeds from the offering to pay the full amount of the indebtedness we incurred in connection with the Bridge Loan, described in further detail under Note 5 above. We determined that the warrants issued in connection with the underwritten public offering were equity instruments and did not represent derivative instruments. The estimated fair value of the warrants issued in the public offering was $99,000, based on the Black-Sholes valuation method using a four year term, volatility of 136.60%, an interest rate of 0.73% and a dividend yield of zero.

On March 1, 2013, we entered into a one-year service agreement for investor relations services. We issued 250,000 shares of our common stock, with a value of $160,000, for these services. The value was capitalized to prepaid expenses and was being amortized over the term of the agreement, however, the agreement has since been terminated and, as such, the entire amount was recognized as expense during the year ended July 31, 2013. As part of this agreement, the Company granted certain registration rights, under which the Company agreed to file a registration statement covering the resale of the shares of common stock issued in accordance with this agreement.

On April 17 and April 24, 2013, we completed the initial and second closings of a private placement pursuant to which we sold an aggregate of 1,000,000 shares of our common stock and warrants to purchase an aggregate of 500,000 shares of our common stock. The shares were sold at a per share purchase price of $0.40, resulting in approximately $400,000 in aggregate proceeds to us. After deducting fees of $16,000, the net proceeds to us were $384,000. The warrants have a term of three years from the initial exercise date, become exercisable six months after the date of issuance, and have an exercise price of $0.65 per share. We determined that the warrants issued in connection with this private placement were equity instruments and did not represent derivative instruments. For the warrants issued in connection with the initial closing on April 17th, a fair value of $119,000 was estimated for the warrants using the Black-Sholes valuation method using a volatility of 140.63%, an interest rate of 0.44% and a dividend yield of zero. For the warrants issued in connection with the second closing on April 24th, a fair value of $100,000 was estimated for the warrants using the Black-Sholes valuation method using a volatility of 140.75%, an interest rate of 0.43% and a dividend yield of zero. As part of this financing, the Company granted certain registration rights, under which the Company agreed to file a registration statement covering the resale of the shares of common stock sold in this financing, as well as those shares issuable upon exercise of the warrants. In the event that we have not filed to register for resale the shares and warrant shares issued as part of the April 24, 2013 private placement, within 45 days of the closing date, the Company will issue 100 warrant shares for each day that such filing is not completed, not to exceed 18,000 warrant shares. As of July 31, 2013, the shares and warrant shares have not been registered for resale.  As a result, the private placement participant will receive an additional 5,300 warrant shares.

On May 23, 2013 we issued common stock as a settlement for past investor relations services and in exchange for services through July 31, 2013. We issued 150,000 shares of common stock, with a value of $71,000, for these services. The entire value was expensed during the year ended July 31, 2013.  As part of this agreement, the Company granted certain registration rights, under which the Company agreed to file a registration statement covering the resale of the shares of common stock issued in accordance with this agreement.

On June 26 and July 10, 2013, we completed the initial and second closings of a private placement pursuant to which we sold an aggregate of 183,333 shares of our common stock and warrants to purchase an aggregate of 91,667 shares of our common stock. The shares were sold at a per share purchase price of $0.30, resulting in approximately $55,000 in aggregate proceeds to us. The warrants have a three-year term, are immediately exercisable, and have an exercise price of $0.50 per share.

We determined that the warrants issued in connection with this private placement were equity instruments and did not represent derivative instruments. For the warrants issued in connection with the initial closing on June 26th, a fair value of $13,000 was estimated for the warrants using the Black-Sholes valuation method using a volatility of 146.80%, an interest rate of 0.69% and a dividend yield of zero. For the warrants issued in connection with the second closing on July 10th, a fair value of $13,000 was estimated for the warrants using the Black-Sholes valuation method using a volatility of 146.89%, an interest rate of 0.73% and a dividend yield of zero. As part of this financing, the Company granted certain registration rights, under which the Company agreed to file a registration statement covering the resale of the shares of common stock sold in this financing, as well as those shares issuable upon exercise of the warrant.  There are no penalties associated with the registration of shares and warrant shares.

The shares of common stock issued under the services agreements, private placements, and the warrants issued in the private placement were offered and sold without registration under the Securities Act of 1933, as amended (the “Securities Act”), or state securities laws, in reliance on the exemptions provided by Section 4(a)(2) of the Securities Act and Regulation D promulgated thereunder and in reliance on similar exemptions under applicable state laws, based on the lack of any general solicitation or advertising in connection with the sale of the securities; the representation of each investor to the Company that it is an accredited investor (as that term is defined in Rule 501 of Regulation D) and that it was purchasing the securities for its own account and without a view to distribute them. The securities may not be offered or sold in the United States without an effective registration statement or pursuant to an exemption from applicable registration requirements.

The following common stock transactions occurred during the year ended July 31, 2012:

In April 2011, we entered into a sales agreement with an investment banking firm. On December 14, 2011, we terminated such sales agreement and, consequently, there have been no sales of our common stock under the sales agreement since its termination. Under the terms of the sales agreement, we were permitted to offer and sell shares of our common stock having an aggregate offering price of up to $7,000,000. The sales were made, from time to time, through the investment bank in “at the market” offerings, as defined by the Securities and Exchange Commission, or the SEC, and were made pursuant to our then-effective shelf registration statement previously filed with the SEC, which expired on May 8, 2012. During the year ended July 31, 2012, we sold 167,136 shares of our common stock pursuant to the sales agreement for net proceeds of $949,000.

On October 24, 2011, we entered into a one year service agreement for investor relations services. We issued 18,750 shares of our common stock, with a value of $97,000, for these services. The value was capitalized to prepaid expenses and is being amortized over the term of the agreement. During the years ended July 31, 2013 and 2012, we recognized $24,000 and $73,000, respectively, of expense related to these services.

On December 14, 2011, we entered into a purchase agreement, or the $7.5M Purchase Agreement, and a related registration rights agreement with Lincoln Park Capital Fund, LLC, or Lincoln Park, pursuant to which Lincoln Park agreed to purchase from us up to $7,500,000 in shares of our common stock subject to the satisfaction of certain conditions, including the SEC declaring effective a registration statement for the resale of such shares. On April 10, 2012, we filed the resale registration statement with the SEC, but it was not declared effective and we filed with the SEC on June 28, 2012 a request for the withdrawal of that registration statement. On May 18, 2012, we delivered notice to Lincoln Park of our termination of the $7.5M Purchase Agreement and, consequently, there have been, and there will be, no sales of our common stock to Lincoln Park under the $7.5M Purchase Agreement. As consideration for its commitment to purchase shares of our common stock pursuant to the $7.5M Purchase Agreement, in December 2011, we issued to Lincoln Park 58,838 shares of our common stock as restricted securities.

On December 15, 2011, we entered into an additional purchase agreement, or the $2.5M Purchase Agreement, with Lincoln Park, pursuant to which Lincoln Park agreed to purchase from us up to $2,500,000 in shares of our common stock. Under the terms of the $2.5M Purchase Agreement, the shares were to be sold to Lincoln Park from time to time at a purchase price per share based on the prevailing market prices of our common stock and were registered pursuant to our then-effective shelf registration statement previously filed with the SEC, as supplemented by our registration statement on Form S-3MEF. That shelf registration statement expired on May 8, 2012, and on May 18, 2012, concurrently with our notice of termination of the $7.5M Purchase Agreement, we delivered notice to Lincoln Park of our termination of the $2.5M Purchase Agreement. Accordingly, since the date of the notice, there have been, and there will be, no further sales of our common stock to Lincoln Park under the $2.5M Purchase Agreement. As consideration for its commitment to purchase shares of our common stock under the $2.5M Purchase Agreement, in December 2011, we issued to Lincoln Park an additional 19,613 shares of our common stock. Such shares were registered pursuant to our then-effective shelf registration statement. During the year ended July 31, 2012, we sold 718,463 shares of our common stock to Lincoln Park pursuant to the $2.5M Purchase Agreement. Net proceeds from the sale of these shares were $1,719,000.

In connection with our agreements with Lincoln Park, we have fully amortized the deferred offering costs of $424,000. Of this amount, $128,000 represents fees associated with the offering, and $296,000 represents the fair market value of the 78,451 shares of our common stock issued to Lincoln Park as commitment shares. Upon termination of the $7.5M Purchase Agreement and the $2.5M Purchase Agreement, we expensed the remaining deferred offering costs of $287,000, which is included in selling, general and administrative expense in the 2012 consolidated statement of operations. Of that amount, $241,000 represents the unamortized fair value of the commitment shares issued to Lincoln Park.

In connection with the sale of our common stock to Lincoln Park pursuant to the $2.5M Purchase Agreement and the $7.5M Purchase Agreement, we agreed to pay a cash fee to Wharton Capital Markets LLC, or Wharton, pursuant to an engagement letter dated December 8, 2011, in an amount equal to 6% of the aggregate gross proceeds to us from the issuance and sale of shares pursuant to our agreements with Lincoln Park. The total fees recognized during the fiscal year ended July 31, 2012 were $122,000. Such amounts became due and payable to Wharton at the time that we actually received funds from Lincoln Park pursuant to our agreements with Lincoln Park, subject to our receipt of written confirmation that the Corporate Finance Department of the Financial Industry Regulatory Authority, Inc., or FINRA, had determined not to raise any objection with respect to the fairness or reasonableness of the compensation terms of our arrangement with Wharton. We have received no funds from Lincoln Park since our last sale of our common stock to Lincoln Park under the $2.5M Purchase Agreement and, because there will be no further sales of our common stock under either of the purchase agreements with Lincoln Park, no additional amounts will be paid to Wharton pursuant to the engagement letter. The engagement letter also provided that we issue to Wharton a warrant, or the Warrant, to purchase 25,000 shares of our common stock with an exercise price of 110% of the closing sale price of our common stock on the date of the issuance of the Warrant, subject to our receipt of no-objection confirmation from FINRA as described above. On February 3, 2012, we received that written confirmation from FINRA and, consequently, issued to Wharton the Warrant as of that date at an exercise price of $3.608 per share. We determined that the Warrant was an equity instrument and did not represent a derivative instrument. A fair value of $53,000 was estimated for the Warrant using the Black-Sholes valuation method using a volatility of 82.95%, an interest rate of 0.85% and a dividend yield of zero. Neither the Warrant issued to Wharton nor the shares to be issued upon exercise thereof have been or are to be registered for sale or resale under the Securities Act of 1933, or the Securities Act, and will be issued in reliance on an exemption from registration thereunder pursuant to Section 4(2) thereof.

On April 10, 2012, we entered into a four-month agreement with a consultant for investor relations services. We issued 20,000 shares of our common stock to the consultant, with a value of $45,000, for these services. The value was capitalized to prepaid expenses and is being amortized over the term of the agreement. During the year ended July 31, 2012, we recognized the entire $45,000 of expense related to these services.

On June 4, 2012, we issued an aggregate of 250,000 shares of our common stock to three separate investors pursuant to agreements entered with each such investor on May 16, 2012, May 17, 2012 and May 23, 2012. The shares were sold at a price of $2.00 per share, resulting in approximately $500,000 in aggregate gross proceeds to us. The shares have not been, nor will they be, registered under the Securities Act or any state securities laws and have been issued in reliance on an exemption from the registration requirements of the Securities Act afforded by Section 4(2) thereof.

In connection with the Bridge Loan issued during 2012 (See Note 5), we issued to each such lender: (i) an aggregate amount of 54,878 shares of our common stock, which was valued at $166,000 and recorded as a deferred asset and will be amortized to interest expense over the term of the Bridge Loan, and (ii) warrants to acquire up to an aggregate amount of 128,046 shares of our common stock, which have a four-year term, become exercisable six months after the date of their issuance, and had an exercise price upon issuance of $3.28 per share, which exercise price is subject to anti-dilution provisions that require derivative liability classification (See Note 5 and Note 6). Additionally, we issued to the placement agent 625 shares of common stock and warrants to acquire up to an aggregate amount of 4,374 shares of our common stock, which have the same terms as the warrants issued to the lenders in the Bridge Loan transaction. At issuance, the fair value of all of the warrants issued in connection with the Bridge Loan totaled $297,000.

On June 29, 2012, we entered into a common stock purchase agreement with fifteen investors, pursuant to which we issued and sold to such investors an aggregate of 325,125 shares of our common stock and warrants to purchase up to an aggregate of 81,280 shares of our common stock. The shares were sold to the investors at a price of $2.00 per share, resulting in gross proceeds to us of approximately $650,000. The warrants issued to such investors have a three-year term, become exercisable six months after the date of their issuance, and have an exercise price of $3.52 per common share. We determined that the warrants issued in connection with this private placement were equity instruments and did not represent derivative instruments. A fair value of $80,000 was estimated for the warrants using the Black-Sholes valuation method using a volatility of 82.44%, an interest rate of 0.24% and a dividend yield of zero. The investors have certain piggyback registration rights with respect to the shares sold pursuant to the common stock purchase agreement, the warrants and the shares issuable upon exercise of the warrants, which rights are subject to certain conditions and limitations set forth in such agreement. None of the securities sold to such investors have been registered under the Securities Act or any state securities laws and have been issued in reliance on an exemption from the registration requirements of the Securities Act afforded by Section 4(2) thereof and Regulation D promulgated thereunder.

Warrants

A summary of our warrant activity and related data is as follows:

Shares
Outstanding at July 31, 2011	188,613
Issued	238,699
Exercised	0
Expired	0
Outstanding at July 31, 2012	427,312
Issued	1,080,187
Exercised	0
Expired	(73,378)
Outstanding at July 31, 2013	1,434,121

The following table summarizes information related to warrants outstanding at July 31, 2013:

Expiration	Exercise
Date	Price	Shares
05/07/14	$16.50	11,363
05/27/14	$18.96	45,503
05/27/14	$21.12	5,532
03/03/15	$16.80	52,836
01/13/16	$3.52	81,280
06/26/16	$0.50	41,667
07/10/16	$0.50	50,000
10/17/16	$0.65	250,000
10/24/16	$0.65	250,000
12/14/16	$3.61	25,000
12/24/16	$3.28	132,420
09/17/17	$1.38	113,520
01/24/18	$0.83	375,000
		1,434,121

We did not receive any cash from the exercise of warrants for the years ended July 31, 2013 and 2012, respectively.

Stock Option Plans

In 2007, we adopted the PURE Bioscience 2007 Equity Incentive Plan, or the Plan, which provides for the grant of incentive and non-qualified stock options, as well as other share-based payment awards, to our employees, directors, consultants and advisors. These awards have up to a 10-year contractual life and are subject to various vesting periods, as determined by the Compensation Committee or the Board of Directors. The Plan is the only active plan pursuant to which options to acquire common stock or restricted stock awards can be granted and are currently outstanding. As of July 31, 2013, there were approximately 127,059 shares of our common stock available for issuance under the Plan.

A summary of our stock option activity and related data is as follows:

		Weighted-	Aggregate
		Average	Intrinsic
	Shares	Exercise Price	Value
Outstanding at July 31, 2011	337,526	$21.02	$30,000
Granted	40,625	$6.68
Exercised	0	$0
Cancelled	(29,688)	$22.05
Outstanding at July 31, 2012	348,463	$19.26	$0
Granted	273,000	$0.83
Exercised	0	$0
Cancelled	(177,708)	$15.28
Outstanding at July 31, 2013	443,755	$9.52	$0

The weighted-average remaining contractual term of options outstanding at July 31, 2013 was approximately 6.7 years.

At July 31, 2013,  307,665 options were exercisable. These options had a weighted-average exercise price of $12.07, an aggregate intrinsic value of zero, and a weighted average remaining contractual term of approximately 5.9 years.

The weighted-average grant date fair value of equity options granted during the years ended July 31, 2013 and 2012 was $0.69 and $4.11, respectively.

A summary of our restricted stock activity and related data is as follows:

Shares
Outstanding at July 31, 2011	4,986
Granted	6,852
Vested	(4,986)
Forfeited	0
Outstanding at July 31, 2012	6,852
Granted	0
Vested	(6,852)
Forfeited	0
Outstanding at July 31, 2013	0